SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
Net operating loss carryforward	$ 7,120,000	$ 6,670,000
Total deferred tax assets	1,500,000	1,400,000
Valuation allowance	(1,500,000)	(1,400,000)
Deferred tax asset, net of valuation allowance